ACCOUNTS PAYABLE ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
ACCOUNTS PAYABLE ACCRUED EXPENSES
ACCOUNTS PAYABLE & ACCRUED EXPENSES

 NOTE 4 – ACCOUNTS PAYABLE & ACCRUED EXPENSES

As of December 31, 2021 and June 30, 2021, the Company recorded $6,549,000 and $8,363,000 in accounts payable and accrued expenses respectively. Both accounts payable and accrued expenses are treated as current liabilities however the difference is that a formal invoice has been received and entered to record an accounts payable.

	December 31, 2021	June 30, 2021
Accounts payable	$1,668,000	$2,362,000
Accrued expenses	3,885,000	4,819,000
Accrued payroll	312,000	294,000
Accrued taxes	684,000	888,000
	$6,549,000	$8,363,000

NOTE 5 – ACCOUNTS PAYABLE & ACCRUED EXPENSES

As of June 30, 2021 and 2020, the Company recorded $8,363,000 and $8,137,000 in accounts payable and accrued expenses respectively.  Both accounts payable and accrued expenses are treated as current liabilities however the difference is that a formal invoice has been received and entered to record an accounts payable.

	As of June 30,
	2021	2020
Accounts payable	$2,362,000	$3,281,000
Accrued expenses	4,819,000	4,047,000
Accrued payroll	294,000	482,000
Accrued taxes	888,000	327,000
	$8,363,000	$8,137,000